UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21629

SPECIAL VALUE EXPANSION FUND, LLC
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

JEEVAN B. GORE, SECRETARY
SPECIAL VALUE EXPANSION FUND, LLC
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: SEPTEMBER 30, 2007

Date of reporting period: DECEMBER 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited)

December 31, 2006

Showing Percentage of Total Cash and Investments of the Company

Security	Principal Amount	Fair Value	Percent of Cash and Investments

Debt Securities (57.47%)
Bank Debt (45.49%) (1)
Diversified/Conglomerate Manufacturing (5.85%)
Revere Industries, LLC, 2nd Lien Term Loan, LIBOR + 9%, due 6/14/11
(Acquired 12/14/05, Amortized Cost $17,804,000)	$17,804,000	$17,848,510	3.08%
Vitesse Semiconductor Corp. 1st Lien Term Loan, LIBOR + 4% Cash +
5% PIK, due 6/7/10 (Acquired 6/7/06, Amortized Cost $16,012,533)	$16,012,533	16,092,596	2.77%
Total Diversified/Conglomerate Manufacturing		33,941,106

Diversified/Conglomerate Service (4.45%)
Online Resources Corp. Senior Secured Loan, LIBOR + 7%, due 6/26/11
(Acquired 7/3/06, Amortized Cost $25,222,552)	$25,222,552	25,853,116	4.45%

Electronics (2.25%)
Isola USA Corp. 2nd Lien Term Loan, LIBOR + 7.75%, due 12/18/13
(Acquired 12/21/06, Amortized Cost $12,581,650)	$13,056,380	13,056,380	2.25%

Personal Transportation (8.47%)
Delta Airlines, Inc. DIP Term Loan C, LIBOR + 7.5%, due 3/16/08
(Acquired 9/23/05, Amortized Cost $23,382,789)	$23,738,872	24,446,789	4.21%
(Acquired 10/07/05, Amortized Cost $2,922,849)	$2,967,359	3,055,849	0.53%
Northwest Airlines, Inc. 1st Preferred Mortgage, 9.85%, due 10/15/12
(Restated and Amended 1/18/06, Amortized Cost $12,816,571)	$12,930,147	12,791,754	2.20%
Northwest Airlines, Inc. 1st Preferred Mortgage, 9.85%, due 7/15/13
(Restated and Amended 1/18/06, Amortized Cost $6,609,333)	$6,659,408	6,621,930	1.14%
Northwest Airlines, Inc. 1st Preferred Mortgage, 9.85%, due 12/15/13
(Restated and Amended 1/18/06, Amortized Cost $2,229,724)	$2,246,617	2,233,973	0.39%
Total Personal Transportation		49,150,295

Printing/Publishing (2.40%)
Weekly Reader Corp. Tranche B Term Loan, LIBOR + 8.5% Cash + 1% PIK,
due 7/22/09 (Acquired 7/22/05, Amortized Cost $13,524,255)	$13,524,255	13,929,983	2.40%

Telecommunications (16.11%)
Casema Mezzanine Term Loan, EURIBOR + 4.5% Cash + 4.75% PIK,
due 9/12/16 (Acquired 10/3/06, Amortized Cost $8,776,902) - (Netherland) (2)	€14,735,000	9,585,536	1.65%
Dialogic Corporation, Senior Secured Note, LIBOR + 8%, due 3/28/12
(Acquired 9/28/06, Amortized Cost $19,287,834)	$19,287,834	19,384,273	3.34%
Enterasys Network Distribution Ltd. Senior Secured Note, LIBOR + 9%, due 2/22/11
(Acquired 3/1/06, Amortized Cost $2,700,297) - (Ireland) (3)	$2,755,405	2,934,506	0.51%
Enterasys Networks, Inc. Senior Secured Note, LIBOR + 9%, due 2/22/11
(Acquired 3/1/06, Amortized Cost $11,839,763) (3)	$12,081,390	12,866,680	2.22%
Gores Ent Holdings, Inc. Senior Secured Note, LIBOR + 9.166%, due 2/22/11
(Acquired 3/1/06, Amortized Cost $10,240,323) (3)	$11,661,721	11,661,721	2.01%
Integra Telecom, Inc. 2nd Lien Senior Secured Term Loan,
LIBOR + 7% Cash + 4% PIK, due 7/31/12
(Acquired 7/31/06, Amortized Cost $12,299,817)	$12,910,808	13,685,457	2.36%
Wild Blue Communications, Inc. 1st Lien Delayed Draw Term Loan,
LIBOR + 2.5% Cash + 7.5% PIK, due 4/9/07
(Acquired 6/6/06, Amortized Cost $14,494,642)	$14,553,743	14,650,773	2.52%
Wild Blue Communications, Inc. 2nd Lien Delayed Draw Term Loan,
LIBOR + 5% Cash + 4.5% PIK, due 8/15/11
(Acquired 8/16/06, Amortized Cost $8,251,585)	$16,238,681	8,717,213	1.50%
Total Telecommunications		93,486,159

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

December 31, 2006

Showing Percentage of Total Cash and Investments of the Company

Security	Principal Amount or Shares	Fair Value	Percent of Cash and Investments

Debt Securities (continued)
Utilities (5.96%)
Hawkeye Renewables, LLC 2nd Lien Term Loan, LIBOR+ 7.25%, due 6/30/13
(Acquired 7/18/06, Cost $10,994,065)	$11,275,964	$10,937,685	1.88%
La Paloma Generating Co. Residual Bank Debt
(Acquired 2/2/05, 3/18/05, and 5/6/05, Cost $1,390,853) (4)	$13,943,926	1,382,397	0.24%
Mach Gen, LLC Bank Debt
(Acquired 8/17/05, 11/19/05, 12/14/05 and 12/19/05, Cost $15,634,515) (4)	$13,606,197	22,291,481	3.84%
Total Utilities		34,611,563

Total Bank Debt (cost $249,016,852)		264,028,602

Corporate Debt Securities (11.98%)
Automobiles (2.40%)
Delco Remy International, Inc. Senior Notes, 8.625%, due 12/15/07	$3,191,000	2,744,260	0.47%
Delco Remy International, Inc. Senior Subordinated Notes, 11%, due 5/1/09	$16,653,000	7,077,525	1.22%
Delco Remy International, Inc. Senior Subordinated Notes, 9.375%, due 4/15/12	$11,173,000	4,134,010	0.71%
Total Automobiles		13,955,795

Containers, Packaging and Glass (2.44%)
Pliant Corp. Senior Secured Notes, 11.125%, due 9/1/09	$13,475,000	13,104,437	2.26%
Pliant Corp. Notes, 13%, due 7/15/10	$253,000	139,150	0.03%
Radnor Holdings Senior Secured Tranche C Notes, LIBOR + 7.25%, due 9/15/09
(Acquired 4/4/06, Amortized Cost $6,811,237) (4), (5)	$6,973,000	890,173	0.15%
Total Containers, Packaging and Glass		14,133,760

Leisure, Amusement, Motion Pictures and Entertainment (3.11%)
Bally Total Fitness Holdings, Inc. Senior Subordinated Notes, 9.875%, due 10/15/07	$19,484,000	18,022,700	3.11%

Printing/Publishing (1.93%)
Phoenix Color Corp. Senior Subordinated Notes, 13%, due 2/1/09	$11,380,000	11,209,300	1.93%

Utilities (2.10%)
Calpine Generating Co. Secured Floating Rate Notes, LIBOR + 9%, due 4/1/11	$11,351,000	12,202,325	2.10%

Total Corporate Debt Securities ($71,721,354)		69,523,880

Total Debt Securities (cost $320,738,206)		333,552,482

Equity Securities (25.27%)
Automobiles (3.18%)
EaglePicher Holdings Inc. Common Stock	854,400	18,472,128	3.18%
(Acquired 3/9/05, Cost $16,009,993) (3), (4), (5)

Containers, Packaging and Glass (6.53%)
Pliant Corporation Common Stock (4)	217	217	0.00%
Pliant Corporation 13% Preferred Stock	1,918,000	866,735	0.15%
Radnor Holdings Series A Convertible Preferred Stock
(Acquired 10/27/05, Cost $7,163,929) (4), (5)	7,874,163	-	0.00%
Radnor Holdings Common Stock
(Acquired 7/31/06, Cost $60,966) (4), (5)	30	-	0.00%
Radnor Holdings Non-Voting Common Stock
(Acquired 7/31/06, Cost $628,814) (4), (5)	305	-	0.00%

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

December 31, 2006

Showing Percentage of Total Cash and Investments of the Company

Security	Principal Amount or Shares	Fair Value	Percent of Cash and Investments

Equity Securities (continued)
Containers, Packaging and Glass (continued)
Radnor Holdings Warrants for Common Stock
(Acquired 10/27/05, Cost $594) (4), (5)	1	$-	0.00%
Radnor Holdings Warrants for Non-Voting Common Stock
(Acquired 10/27/05, Cost $594) (4), (5)	1	-	0.00%
WinCup, Inc. Common Stock
(Acquired 11/29/06, Cost $31,020,365) (3), (4), (5)	31,020,365	37,062,431	6.38%
Total Containers, Packaging and Glass		37,929,383

Diversified/Conglomerate Manufacturing (3.63%)
Lawson Software Inc. Common Stock (4)	2,849,256	21,056,002	3.63%

Diversified/Conglomerate Service (3.83%)
Online Resources Corp. Series A-1 Convertible Preferred Stock
(Acquired 7/3/06, Cost $22,255,193) (4), (5)	22,255,193	22,255,193	3.83%

Electronics (0.45%)
TPG Hattrick Holdco, LLC Common Units
(Acquired 4/21/06, Cost $1,186,944) (4), (5)	969,092	2,606,857	0.45%

Leisure, Amusement, Motion Pictures and Entertainment (0.06%)
Bally Total Fitness Holdings, Inc. Restricted Common Stock
(Acquired 8/24/05 and 4/03/06, Cost $393,521) (4), (5), (6)	179,199	329,278	0.06%

Telecommunications (3.61%)
Dialogic Corporation, Class A Convertible Preferred Shares
(Acquired 9/28/06, Cost $2,967,357) (4), (5)	3,037,033	2,976,292	0.51%
Gores Ent Holdings, Inc. Series A Convertible Preferred Stock
(Acquired 3/1/06 and 11/7/06, Cost $10,385,328) (3), (4), (5)	10,385.327	14,227,898	2.45%
Gores Ent Holdings, Inc. Series B Convertible Preferred Stock
(Acquired 3/1/06, Cost $1,188,164) (3), (4), (5)	1,843.827	2,025,721	0.35%
Integra Telecom, Inc. Warrants to purchase various Common and Preferred Stock
(Acquired 7/31/06, Cost $382,723) (4), (5)	1,144,390	1,446,225	0.25%
WildBlue Communications, Inc. Non-Voting Warrants
(Acquired 10/23/06, Cost $269,331) (4), (5)	629,750	277,090	0.05%
Total Telecommunications		20,953,226

Utilities (0.41%)
Mach Gen, LLC Common Units
(Acquired 8/17/05, 11/9/05, 12/14/05, and 12/19/05, Cost $0) (4), (5), (7)	1,038	-	0.00%
Mach Gen, LLC Preferred Units
(Acquired 8/17/05, 11/9/05, 12/14/05, and 12/19/05, Cost $0) (4), (5), (7)	4,076	-	0.00%
THL Hawkeye Equity Investors, L.P. Interest
(Acquired 7/25/06 Cost $2,373,887) (4), (5)	2,373,887	2,373,887	0.41%
Total Utilities		2,373,887

Miscellaneous Securities (3.57%) (4), (8)	842,253	20,719,424	3.57%

Total Equity Securities (cost $116,521,529)		146,695,378

Total Investments in Securities (cost $437,259,735)		$480,247,860

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

December 31, 2006

Showing Percentage of Total Cash and Investments of the Company

Security	Principal Amount or Shares	Fair Value	Percent of Cash and Investments

Cash and Cash Equivalents (17.26%)
Abbey National Commercial Paper, 5.31%, due 1/2/07	$12,000,000	$11,987,610	2.06%
Abbey National Commercial Paper, 5.24%, due 1/4/07	$14,000,000	13,936,829	2.40%
Bear Stearns Commercial Paper, 5.26%, due 1/26/07	$20,000,000	19,883,111	3.43%
Bear Stearns Commercial Paper, 5.25%, due 2/13/07	$2,100,000	2,085,300	0.36%
Citigroup Commercial Paper, 5.28%, due 1/4/07	$4,500,000	4,489,440	0.77%
Toyota Motor Credit Corp. Commercial Paper, 5.23%, due 1/4/07	$7,500,000	7,467,857	1.29%
UBS Finance Commercial Paper, 5.265%, due 1/22/07	$20,000,000	19,909,325	3.43%
Union Bank of California Certificate of Deposit, 5.29%, due 1/26/07	$17,750,000	17,750,000	3.06%
Wells Fargo Bank Overnight Repo	$413,018	413,018	0.07%
Cash Held on Account at Various Institutions	$2,270,182	2,270,182	0.39%
Total Cash and Cash Equivalents (9)		100,192,672

Total Cash and Investments in Securities		$580,440,532	100.00%

Notes to Statement of Investments

(1)
Certain investments in bank debt may be considered to be subject to contractual restrictions, and such investments are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally limited to commercial lenders or accredited investors and often require approval of the agent or borrower.

(2)	Principal amount denominated in Euros. Amortized cost and fair value converted from Euros to US dollars.

(3)
Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers). Changes to investments in securities of affiliated issuers and interest and dividends earned during the three months ended December 31, 2006 were as follows:

Security	Beginning Balance	Acquisitions	Dispositions	Purchase Discount Accretion	Net Change in Unrealized Appreciation / (Depreciation)	Ending Balance	Interest and Dividends Earned

EaglePicher Holdings Inc. Common Stock	$20,095,488	$-	$-	$-	$(1,623,360)	$18,472,128	$-
Enterasys Network Distribution Ltd. Sr. Sec. Note, LIBOR + 9%, due 2/22/11	2,851,844	-	-	-	82,662	2,934,506	102,974
Enterasys Networks, Inc. Sr. Sec. Note, LIBOR + 9%, due 2/22/11	12,504,239	-	-	-	362,441	12,866,680	443,865
Gores Ent Holdings, Inc. Sr. Sec. Note, LIBOR + 9.166%, due 2/22/11	11,661,721	-	-	-	-	11,661,721	433,394
Gores Ent Holdings, Inc. Series A Convertible Preferred Stock	9,929,673	1,275,535	`	-	3,022,690	14,227,898	-
Gores Ent Holdings, Inc. Series B Convertible Preferred Stock	1,520,973	-	-	-	504,748	2,025,721	-
WinCup, Inc. Common Stock	-	31,020,365	-	-	6,042,066	37,062,431	-

(4)	Non-income producing security.

(5)	Restricted security.

(6)
Registration of this issue of restricted stock may be forced by a majority of the eligible holders of the issue by written notice to the issuer once the issuer becomes eligible to use a short form registration statement on Form S-3. On April 3, 2006, the Company owned $13,104,000 par of unrestricted Bally Total Fitness Holdings, Inc. 9.875% Senior Subordinated Notes, due 10/15/07, with a carrying value of $13,333,320.

(7)	The Mach Gen common and preferred units are nondetachable from the Mach Gen bank debt listed above, and therefore may be considered to be subject to the same contractual restrictions.

(8)	Miscellaneous Securities are comprised of certain unrestricted security positions that have not previously been publicly disclosed.

(9)	Cash and cash equivalents includes $13,535,108 segregated for certain unfunded commitments.

Aggregate purchases and aggregate sales of securities, other than Government securities, totaled $33,407,037 and $45,882,346 respectively. Aggregate purchases includes securities received as payment in kind. Aggregate sales includes principal paydowns on debt securities.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $437,259,735. Net unrealized appreciation aggregated $42,327,446, of which $59,601,868 related to appreciated investment securities and $17,274,422 related to depreciated investment securities.

The total value of restricted securities as of December 31, 2006 was $368,971,775, or 63.57% of total cash and investments of the Company.

ITEM 2.     CONTROLS AND PROCEDURES.

(a)  The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b)  Not applicable.

ITEM 3.             EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Expansion Fund, LLC

By: /s/ Hugh Steven Wilson
------------------------------------------
Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Hugh Steven Wilson
------------------------------------------
Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: March 1, 2007

By: /s/ Peyman S. Ardestani
------------------------------------------
Name: Peyman S. Ardestani
Title: Chief Financial Officer
Date: March 1, 2007